CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Net income	$ 1,664	$ 958	$ 3,519	$ 1,476
Other income and gains	(95)	0	(437)	(265)
Share of undistributed equity accounted earnings	(165)	(155)	201	(262)
Fair value changes	(833)	(213)	(1,405)	(9)
Depreciation and amortization	672	613	1,342	1,112
Deferred income taxes	203	31	129	139
Investments in residential inventory	83	(11)	22	(107)
Net change in non-cash working capital balances	(606)	(64)	(1,176)	(386)
Cash flows from (used in) operating activities	923	1,159	2,195	1,698
Financing activities
Corporate borrowings arranged	0	0	1,003	743
Corporate borrowings repaid	0	(434)	0	(434)
Commercial paper and bank borrowings, net	0	0	(103)	0
Non-recourse borrowings arranged	9,649	7,520	18,937	13,753
Non-recourse borrowings repaid	(5,619)	(4,505)	(13,621)	(9,770)
Non-recourse credit facilities, net	835	(1,296)	269	184
Subsidiary equity obligations issued	26	0	188	249
Subsidiary equity obligations redeemed	(32)	(123)	(374)	(299)
Capital provided from non-controlling interests	1,050	4,282	2,717	5,609
Capital repaid to non-controlling interests	(1,178)	(702)	(1,213)	(1,422)
Distributions to non-controlling interests	(1,767)	(813)	(3,410)	(1,598)
Distributions to shareholders	(182)	(170)	(363)	(341)
Cash flows from (used in) financing activities	2,784	3,756	3,826	6,614
Acquisitions
Investment properties	(546)	(500)	(988)	(890)
Property, plant and equipment	(398)	(412)	(749)	(809)
Equity accounted investments	(220)	(555)	(417)	(712)
Financial assets and other	(1,361)	(1,115)	(2,195)	(1,896)
Acquisition of subsidiaries	(2,557)	(5,949)	(4,942)	(7,260)
Dispositions
Investment properties	11	175	769	777
Property, plant and equipment	27	13	556	55
Equity accounted investments	155	701	1,483	723
Financial assets and other	991	746	1,374	1,387
Disposition of subsidiaries	(6)	(37)	(1)	470
Restricted cash and deposits	227	39	35	(64)
Cash flows from (used in) investing activities	(3,677)	(6,894)	(5,075)	(8,219)
Cash and cash equivalents
Change in cash and cash equivalents	30	(1,979)	946	93
Net change in cash classified within assets held for sale	(12)	0	(29)	0
Foreign exchange revaluation	(149)	(19)	(143)	37
Balance, beginning of period	6,044	6,427	5,139	4,299
Balance, end of period	5,913	4,429	5,913	4,429
Preferred shares
Equity Issued/Redeemed [line items]
Equity redeemed	0	(1)	0	(4)
Common shares
Equity Issued/Redeemed [line items]
Equity issued	2	2	7	9
Equity redeemed	$ 0	$ (4)	$ (211)	$ (65)